INVESTMENT MANAGERS SERIES TRUST II

235 W. Galena Street

Milwaukee, Wisconsin 53212

October 30, 2020

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Investment Managers Series Trust II (the “Trust”) Registration Statement
On Form N-14 (File No. 333- )

Ladies and Gentlemen:

We are filing the Trust’s Registrant Statement under the Securities Act of 1933, as amended, on Form N-14, including exhibits thereto. The Combined Proxy Statement and Prospectus contained in this filing relate to the reorganization of the Kellner Merger Fund, a series of Advisors Series Trust, into the AXS Merger Fund, a series of the Trust.

Please direct your comments or questions regarding this Registration Statement to the undersigned at (626) 385-5777. I can also be reached at diane.drake@mfac-ca.com.

Sincerely,

/s/ Diane J. Drake
Diane J. Drake
Secretary